FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2017 and 2019. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are DNB Bank, Nordea Bank Finland Plc., ABN AMRO Bank N.V., NIBC Bank N.V., Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Danske Bank A/S, Swedbank AB (publ), Credit Agricole Corporate & Investment Bank and Commonwealth Bank of Australia. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2016	2015
Designated derivative instruments -short-term liabilities:
Interest rate swaps	—	—
Cross currency interest rate swaps	37,101	—
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	—	—
Cross currency interest rate swaps	2,208	—
Total derivative instruments - short-term liabilities	39,309	—
Designated derivative instruments -long-term liabilities:
Interest rate swaps	10,134	11,458
Cross currency interest rate swaps	41,716	87,642
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	1,388	2,897
Cross currency interest rate swaps	8,218	11,645
Total derivative instruments - long-term liabilities	61,456	113,642

(in thousands of $)	2016	2015
Designated derivative instruments -short-term assets:
Interest rate swaps	110	—
Total derivative instruments - short-term assets	110	—
Designated derivative instruments -long-term assets:
Interest rate swaps	4,540	487
Non-designated derivative instruments -long-term assets:
Interest rate swaps	1,502	313
Total derivative instruments - long-term assets	6,042	800

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2016, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$28,680 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$30,233 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$44,873 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$145,667 (terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$35,467 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$108,375 (reducing to $70,125)	December 2016	December 2021	1.86% - 3.33%
$110,500 (reducing to $70,125)	January 2017	January 2022	1.56% - 3.09%
$31,547 (reducing to $19,413)	September 2015	March 2022	1.67%
$200,156 (reducing to $149,844)	February 2016	February 2021	1.07% - 1.26%

*
These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Two interest rate swap agreements with a combined notional principal of $110.5 million have an inception date of January, 2017, and an interest rate swap agreement with a notional principal of $54.2 million has an inception date of March 2017. The total notional principal amount subject to swap agreements as at December 31, 2016, excluding those with inception dates in the future, was $1,027.3 million (2015: $804.8 million).

Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and the NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK600 million	US$105.4 million	October 2012	October 2017
NOK900 million	US$151.0 million	March 2014	March 2019

Apart from the NOK600 million and NOK900 million senior unsecured bonds due 2017 and 2019, respectively, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2016, and 2015, are as follows:

	2016	2016	2015	2015
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale securities	118,489	118,489	199,594	199,594
Floating rate NOK bonds due 2017	65,445	65,955	63,681	63,719
Floating rate NOK bonds due 2019	87,801	86,026	85,434	79,549
3.75% unsecured convertible bonds due 2016	—	—	117,500	118,021
3.25% unsecured convertible bonds due 2018	184,202	201,206	350,000	378,315
5.75% unsecured convertible bonds due 2021	225,000	224,366	—	—
Derivatives:
Interest rate/ currency swap contracts – short-term receivables	110	110	—	—
Interest rate/ currency swap contracts – long-term receivables	6,042	6,042	800	800
Interest rate/ currency swap contracts – short-term payables	39,309	39,309	—	—
Interest rate/ currency swap contracts – long-term payables	61,456	61,456	113,642	113,642

The above short-term receivables relating to interest rate/ currency swap contracts at December 31, 2016, all relate to designated hedges. The above long-term receivables relating to interest rate/ currency swap contracts at December 31, 2016, include $1.5 million which relates to non-designated swap contracts (2015: $0.3 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency swap contracts at December 31, 2016, include $2.2 million which relates to non-designated swap contracts (2015: $nil), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency swap contracts at December 31, 2016, include $9.6 million which relates to non-designated swap contracts (2015: $14.5 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Accounting policies: Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities as at December 31, 2016, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2016	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities	118,489	118,489
Interest rate/ currency swap contracts – short-term receivables	110		110
Interest rate/ currency swap contracts - long-term receivables	6,042		6,042
Total assets	124,641	118,489	6,152	—
Liabilities:
Floating rate NOK bonds due 2017	65,955	65,955
Floating rate NOK bonds due 2019	86,026	86,026
3.25% unsecured convertible bonds due 2018	201,206	201,206
5.75% unsecured convertible bonds due 2021	224,366	224,366
Interest rate/ currency swap contracts – short-term payables	39,309		39,309
Interest rate/ currency swap contracts – long-term payables	61,456		61,456
Total liabilities	678,318	577,553	100,765	—

The above fair values of financial assets and liabilities as at December 31, 2015, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2015	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available-for-sale securities	199,594	199,594		—
Interest rate/ currency swap contracts – long-term receivables	800		800
Total assets	200,394	199,594	800	—
Liabilities:
Floating rate NOK bonds due 2017	63,719	63,719
Floating rate NOK bonds due 2019	79,549	79,549
3.75% unsecured convertible bonds due 2016	118,021	118,021
3.25% unsecured convertible bonds due 2018	378,315	378,315
Interest rate/ currency swap contracts – long-term payables	113,642		113,642
Total liabilities	753,246	639,604	113,642	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Available-for-sale securities consist of (i) listed Frontline shares (ii) NorAm shares traded on the Norwegian OTC and (iii) secured listed and unlisted corporate bonds. The fair value of the Frontline and NorAm shares and the listed and unlisted corporate bonds consists of their aggregate market value as at the balance sheet date.

The estimated fair values for the floating rate NOK bonds due 2017 and 2019, and the 3.75%, 3.25% and 5.75% unsecured convertible bonds are based on the quoted market prices as at the balance sheet date.

The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at the balance sheet date.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Bank of Valletta and Credit Agricole Corporate and Investment Bank. However, the Company believes this risk is remote.

Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a significant proportion of our operating revenues. In the year ended December 31, 2016, Frontline accounted for 28% of our operating revenues (2015: 33%, 2014: 37%). There is thus a concentration of revenue risk with Frontline.

In addition, a significant portion of our net income is generated from our associated companies that lease rigs to subsidiaries of Seadrill including NADL, which is fully guaranteed by Seadrill. In the year ended December 31, 2016, income from our associated companies accounted for 31.7% of our net income (2015: 24.7%, 2014: 46.7%). There is thus a concentration of risk with Seadrill. Seadrill continues to be engaged in ongoing negotiations with its banks, potential new money investors and advisers to an ad hoc committee of bondholders regarding the terms of a comprehensive restructuring, which may include the infusion of new capital. Seadrill has also indicated that it expects the implementation of a comprehensive restructuring plan will likely involve schemes of arrangement or chapter 11 bankruptcy proceedings. If a comprehensive restructuring agreement is not reached, the Company's income generated from associated companies could be reduced or eliminated and could also result in a default under the respective loan facilities provided by the banks in these associated companies resulting in them calling on guarantees made by the Company. As discussed in Note 25, the Company, at December 31, 2016, guaranteed a total of $240.0 million of the bank debt in these companies and had loans granted by the Company to these associated companies totalling $330.7 million. The loans granted by the Company are considered not impaired at December 31, 2016, due to the fair value of ultra deepwater drilling rigs owned by SFL Deepwater and SFL Hercules exceeding the book values at December 31, 2016 and due to current employment under a sub-charter and generally high utilization rates for the type of harsh environment jack-up rig in SFL Linus.